Risk management - Schedule of leverage capital and ratios (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Risk Management [Abstract]
Level 1 Capital	€ 85,742	€ 83,033	€ 82,452
Exposure	€ 1,826,922	€ 1,750,626	€ 1,536,516
Leverage Ratio	4.69%	4.74%	5.37%